Related party transactions and balances (Tables)	12 Months Ended
Feb. 28, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships

The table below sets forth the major related parties and their relationships with the Company as of February 29, 2024 and February 28, 2025:

Name of related parties	Relationship with the Company
Mr. Lim Sin Foo, Harris	Director and major shareholder

Fast Steel Construction Pte Ltd (“FSC”)	Controlled by immediate family member of director, Mr. Lim Sin Foo, Harris

Fast Track Events Sdn Bhd (“FTESB”)	Mr. Lim Sin Foo, Harris was a director of FTESB until July 5, 2023 and a shareholder of FTESB until July 18, 2023.